UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signia Capital Management, LLC
Address: 108 N Washington St Ste 305

         Spokane, WA  99201

13F File Number:  28-12115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David C. Krebs
Title:     Chief Compliance Officer
Phone:     (509) 789-8977

Signature, Place, and Date of Signing:

     /s/ David C. Krebs     Spokane, WA     October 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $234,790 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 KIDS ENTMT INC               COM              350865101     5844   827861 SH       SOLE                   367054        0   460807
99 CENTS ONLY STORES           COM              65440K106     6780   618109 SH       SOLE                   278508        0   339601
ACETO CORP                     COM              004446100     2840   296178 SH       SOLE                    99008        0   197170
AFFYMETRIX INC                 COM              00826T108     5830   753213 SH       SOLE                   352709        0   400504
ALLIED CAP CORP NEW            COM              01903Q108     4202   389137 SH       SOLE                   175297        0   213840
ANALOGIC CORP                  COM PAR $0.05    032657207     3629    72929 SH       SOLE                    32165        0    40764
ARES CAP CORP                  COM              04010L103     2536   243205 SH       SOLE                   114235        0   128970
AVISTA CORP                    COM              05379B107     5928   273055 SH       SOLE                   123287        0   149768
BIOSCRIP INC                   COM              09069N108     4620  1550263 SH       SOLE                   721156        0   829107
BOSTON SCIENTIFIC CORP         COM              101137107      808    65887 SH       SOLE                    65887        0        0
BRONCO DRILLING CO INC         COM              112211107     1761   172360 SH       SOLE                    81045        0    91315
CABOT CORP                     COM              127055101     1936    60899 SH       SOLE                    44355        0    16544
CANDELA CORP                   COM              136907102     4242  1731455 SH       SOLE                   756467        0   974988
CELESTICA INC                  SUB VTG SHS      15101Q108     2036   316259 SH       SOLE                   148816        0   167443
CIMAREX ENERGY CO              COM              171798101     1361    27830 SH       SOLE                    13009        0    14821
COEUR D ALENE MINES CORP IDA   COM              192108108     3344  2185922 SH       SOLE                  1024876        0  1161046
COLE KENNETH PRODTNS INC       CL A             193294105     2629   178806 SH       SOLE                    86177        0    92629
ELECTRO RENT CORP              COM              285218103     4812   358367 SH       SOLE                   163841        0   194526
ELECTRO SCIENTIFIC INDS        COM              285229100     8050   566120 SH       SOLE                   262513        0   303607
FLEXTRONICS INTL LTD           ORD              Y2573F102      346    48905 SH       SOLE                    48905        0        0
FRANKLIN STREET PPTYS CORP     COM              35471R106     4604   354151 SH       SOLE                   154430        0   199721
GEOKINETICS INC                COM PAR $0.01    372910307     5093   268081 SH       SOLE                   123213        0   144868
HARVARD BIOSCIENCE INC         COM              416906105     2925   628950 SH       SOLE                   287118        0   341832
HERCULES OFFSHORE INC          COM              427093109     1337    88199 SH       SOLE                    38932        0    49267
HITACHI LIMITED                ADR 10 COM       433578507      939    13529 SH       SOLE                    13529        0        0
HRPT PPTYS TR                  COM SH BEN INT   40426W101     2918   423638 SH       SOLE                   199482        0   224156
HYPERCOM CORP                  COM              44913M105     4247  1067000 SH       SOLE                   440649        0   626351
IAMGOLD CORP                   COM              450913108     5211   927143 SH       SOLE                   436229        0   490914
IDACORP INC                    COM              451107106     5244   180269 SH       SOLE                    83453        0    96816
ILINC COMMUNICATIONS INC       COM              451724108        2    10000 SH       SOLE                    10000        0        0
INFOCUS CORP                   COM              45665B106      714   485301 SH       SOLE                    93637        0   391664
INSITUFORM TECHNOLOGIES INC    CL A             457667103     4507   301326 SH       SOLE                   140732        0   160594
INTERNATIONAL COAL GRP INC N   COM              45928H106     1748   280093 SH       SOLE                   128221        0   151872
INTERNATIONAL RECTIFIER CORP   COM              460254105     6300   331233 SH       SOLE                   155770        0   175463
INTERSECTIONS INC              COM              460981301     4638   570473 SH       SOLE                   229010        0   341463
KEY TRONICS CORP               COM              493144109     4334  1901162 SH       SOLE                   780461        0  1120701
KIMBALL INTL INC               CL B             494274103     5699   527643 SH       SOLE                   237561        0   290082
KNIGHT CAPITAL GROUP INC       CL A             499005106     6855   461288 SH       SOLE                   215123        0   246165
LAKELAND INDS INC              COM              511795106     3292   255188 SH       SOLE                   101398        0   153790
LUNDIN MINING CORP             COM              550372106     2836   951798 SH       SOLE                   447327        0   504471
LYDALL INC DEL                 COM              550819106     1642   170510 SH       SOLE                    82519        0    87991
MEADWESTVACO CORP              COM              583334107      838    35949 SH       SOLE                    35949        0        0
MONTEREY GOURMET FOODS INC     COM              612570101     4027  2054777 SH       SOLE                   940275        0  1114502
OM GROUP INC                   COM              670872100     1864    82848 SH       SOLE                    38945        0    43903
OSI SYSTEMS INC                COM              671044105     4214   179277 SH       SOLE                    85381        0    93896
PARLUX FRAGRANCES INC          COM              701645103     2975   578882 SH       SOLE                   270436        0   308446
PENNANTPARK INVT CORP          COM              708062104     2817   380075 SH       SOLE                   137863        0   242212
PERCEPTRON INC                 COM              71361F100     3308   606001 SH       SOLE                   273153        0   332848
PHI INC                        COM NON VTG      69336T205     3286    88975 SH       SOLE                    40661        0    48314
PIPER JAFFRAY COS              COM              724078100     6240   144270 SH       SOLE                    67343        0    76927
RED LION HOTELS CORP           COM              756764106     2798   348824 SH       SOLE                   167662        0   181162
RETRACTABLE TECHNOLOGIES INC   COM              76129W105     2160  1553545 SH       SOLE                   601247        0   952298
RICHMONT MINES INC             COM              76547T106      223   117875 SH       SOLE                    97834        0    20041
SCRIPPS E W CO OHIO            CL A NEW         811054402     1435   202947 SH       SOLE                    78861        0   124086
STARRETT L S CO                CL A             855668109     2221   120504 SH       SOLE                    53962        0    66542
STRATTEC SEC CORP              COM              863111100     3011   113940 SH       SOLE                    45023        0    68917
SUPERIOR INDS INTL INC         COM              868168105     3778   197172 SH       SOLE                    92517        0   104655
SYMYX TECHNOLOGIES             COM              87155S108     5434   548362 SH       SOLE                   248380        0   299982
TEXAS CAPITAL BANCSHARES INC   COM              88224Q107     4122   198551 SH       SOLE                    89634        0   108917
TIER TECHNOLOGIES INC          CL B             88650Q100     5941   807216 SH       SOLE                   384605        0   422611
TIME WARNER INC                COM              887317105      297    22690 SH       SOLE                    22690        0        0
VISHAY INTERTECHNOLOGY INC     COM              928298108     7668  1158353 SH       SOLE                   544552        0   613801
WATSON PHARMACEUTICALS INC     COM              942683103     5931   208117 SH       SOLE                    94813        0   113304
WEIS MKTS INC                  COM              948849104     3816   105974 SH       SOLE                    49842        0    56132
WHITE ELECTR DESIGNS CORP      COM              963801105     7767  1553439 SH       SOLE                   711144        0   842295